Financial instruments - Impact of Change in Fair Value of Natural Gas Derivative Contracts (Detail) CAD in Thousands, $ in Thousands	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts | CAD	CAD 245,315		CAD 247,272
Regulatory liabilities, natural gas derivative contracts | CAD	CAD 175,347		CAD 121,756
Gas swap contracts
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts		$ 1,058		$ 2,178
Regulatory liabilities, natural gas derivative contracts		3		0
Gas options
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts		154		346
Regulatory liabilities, natural gas derivative contracts		$ 0		$ 0